Capital Stock - Schedule of Information about RSUs and PSUs Granted and Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards (in millions) (in shares)	0	0	90,000.00
Weighted average grant date fair value per option (in dollars per share) | $ / shares	$ 0	$ 0	$ 4.22
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards (in millions) (in shares)	2,000,000.0	2,000,000.0	3,000,000.0
Weighted average grant date fair value per unit (in usd per share) | $ / shares	$ 13.20	$ 12.17	$ 8.36
Number of shares outstanding (in shares)	3,200,000	3,800,000	4,600,000
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards (in millions) (in shares)	1,300,000	1,300,000	2,900,000
Weighted average grant date fair value per unit (in usd per share) | $ / shares	$ 15.06	$ 14.27	$ 9.49
Number of awards (in millions, representing 100% of target) (in shares)	100.00%	100.00%	100.00%
Number of shares outstanding (in shares)	4,600,000	5,100,000	6,100,000